OTHER RECEIVABLES AND CURRENT ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Allowance for credit loss expense	$ 0	$ 0	$ 0	$ 0